General Information	6 Months Ended
Jun. 30, 2023
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION:

Eco Wave Power Global AB (publ) (“the Parent Company” or together with its subsidiaries “the Company” or “the Group”) is a Swedish public limited company formed on March 27, 2019 and registered at the Swedish Companies Registration Office on April 17, 2019. The Company’s American Depositary Shares (“ADSs”) are traded on the Nasdaq Capital Market (the “Nasdaq”) in the United States. The Company’s corporate identity number is 559202-9499 and its address is Strandvägen 7A, 114 56 Stockholm, Sweden. Unless expressly indicated otherwise, all amounts are shown in thousands of U.S. dollars (“USD”).